Note 14 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2013	2012
	(in thousands)
Deferred tax assets:
Property, plant & equipment	$664	$—
Patents and other intangible assets	452	—
Accrued liabilities	433	—
Other	57	13
Net operating loss carryforwards – U.S.	5,230	139
Net operating loss carryforwards – Israel	3,370	1,355
Stock-based compensation	989	—
Gross deferred tax assets	11,195	1,507
Valuation allowance	(11,195)	(1,507)
Gross deferred tax assets after valuation allowance	-	—
Deferred tax liability – Amiket intangible assets	(10,870)	—
Net deferred tax liability	$(10,870)	—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	For the Year Ended December 31,
	2013	2012
U.S. federal statutory tax rate	34.0%	34.0%
State income taxes, net of federal benefit	(3.2)	—
U.S. vs. foreign tax rate differential	(13.9)	(9.4)
Nontaxable bargain purchase gain	38.1	—
Equity-based compensation	(19.2)	—
Other	(0.2)	—
Change in valuation allowance	(35.8)	(24.9)
Effective tax rate	(0.2)%	(0.3)%

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	December 31,
	2013	2012
	(in millions)
U.S. Federal NOL's	$13.2	$0.3
U.S. State NOL's	13.2	0.3
Israel NOL's	13.5	7.6
Total NOL’s	$39.9	$8.2

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	2013	2012
	(in thousands)
Balance at January 1,	$40	$30
Additions related to tax positions	10	10
Reductions related to tax positions	(10)	—
Balance at December 31,	$40	$40